Fees Summary	Feb. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 750,000,000
Total Fee Amount	$ 114,825
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
Net Fee	$ 114,825
Narrative - Max Aggregate Offering Price	$ 750,000,000
Final Prospectus	true